Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust
Entity Central Index Key	0001209466
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000008290 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg MVP Multi-factor ETF
Class Name	Invesco Bloomberg MVP Multi-factor ETF
Trading Symbol	BMVP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Bloomberg MVP Multi-factor ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg MVP Multi-factor ETF	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 99,229,278
Holdings Count | Holding	58
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$99,229,278
Total number of portfolio holdings	58
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Cardinal Health, Inc.	2.23%
Caterpillar, Inc.	2.21%
Alphabet, Inc., Class A	2.12%
LPL Financial Holdings, Inc.	2.08%
International Business Machines Corp.	1.99%
Corning, Inc.	1.99%
American Express Co.	1.98%
Gilead Sciences, Inc.	1.98%
Cencora, Inc.	1.97%
HCA Healthcare, Inc.	1.97%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cardinal Health, Inc.	2.23%
Caterpillar, Inc.	2.21%
Alphabet, Inc., Class A	2.12%
LPL Financial Holdings, Inc.	2.08%
International Business Machines Corp.	1.99%
Corning, Inc.	1.99%
American Express Co.	1.98%
Gilead Sciences, Inc.	1.98%
Cencora, Inc.	1.97%
HCA Healthcare, Inc.	1.97%
* Excluding money market fund holdings, if any.

C000008291 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Momentum ETF
Class Name	Invesco S&P SmallCap Momentum ETF
Trading Symbol	XSMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Momentum ETF	$19	0.35%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[2]
Net Assets	$ 2,001,695,320
Holdings Count | Holding	118
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,001,695,320
Total number of portfolio holdings	118
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Sterling Infrastructure, Inc.	4.64%
InterDigital, Inc.	3.77%
Armstrong World Industries, Inc.	2.89%
TTM Technologies, Inc.	2.80%
SPX Technologies, Inc.	2.21%
Dycom Industries, Inc.	2.19%
Sanmina Corp.	2.10%
Zurn Elkay Water Solutions Corp.	2.02%
CareTrust REIT, Inc.	1.96%
Brinker International, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sterling Infrastructure, Inc.	4.64%
InterDigital, Inc.	3.77%
Armstrong World Industries, Inc.	2.89%
TTM Technologies, Inc.	2.80%
SPX Technologies, Inc.	2.21%
Dycom Industries, Inc.	2.19%
Sanmina Corp.	2.10%
Zurn Elkay Water Solutions Corp.	2.02%
CareTrust REIT, Inc.	1.96%
Brinker International, Inc.	1.95%
* Excluding money market fund holdings, if any.

C000008292 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Value with Momentum ETF
Class Name	Invesco S&P SmallCap Value with Momentum ETF
Trading Symbol	XSVM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Value with Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Value with Momentum ETF	$19	0.36%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[3]
Net Assets	$ 566,649,358
Holdings Count | Holding	119
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$566,649,358
Total number of portfolio holdings	119
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Sally Beauty Holdings, Inc.	2.13%
United Natural Foods, Inc.	2.05%
MarineMax, Inc.	1.79%
Lincoln National Corp.	1.71%
Resideo Technologies, Inc.	1.67%
Genworth Financial, Inc., Class A	1.66%
Cushman & Wakefield PLC	1.64%
Victoria's Secret & Co.	1.59%
G-III Apparel Group Ltd.	1.47%
StoneX Group, Inc.	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sally Beauty Holdings, Inc.	2.13%
United Natural Foods, Inc.	2.05%
MarineMax, Inc.	1.79%
Lincoln National Corp.	1.71%
Resideo Technologies, Inc.	1.67%
Genworth Financial, Inc., Class A	1.66%
Cushman & Wakefield PLC	1.64%
Victoria's Secret & Co.	1.59%
G-III Apparel Group Ltd.	1.47%
StoneX Group, Inc.	1.32%
* Excluding money market fund holdings, if any.

C000008293 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Biotechnology & Genome ETF
Class Name	Invesco Biotechnology & Genome ETF
Trading Symbol	PBE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Biotechnology & Genome ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Biotechnology & Genome ETF	$33	0.59%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.59%	[4]
Net Assets	$ 234,116,633
Holdings Count | Holding	33
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$234,116,633
Total number of portfolio holdings	33
Portfolio turnover rate	67%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Illumina, Inc.	5.71%
Biogen, Inc.	5.15%
Incyte Corp.	5.08%
Regeneron Pharmaceuticals, Inc.	5.06%
Vertex Pharmaceuticals, Inc.	5.02%
Gilead Sciences, Inc.	4.76%
Royalty Pharma PLC, Class A	4.76%
Amgen, Inc.	4.70%
Ionis Pharmaceuticals, Inc.	4.38%
United Therapeutics Corp.	3.59%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Illumina, Inc.	5.71%
Biogen, Inc.	5.15%
Incyte Corp.	5.08%
Regeneron Pharmaceuticals, Inc.	5.06%
Vertex Pharmaceuticals, Inc.	5.02%
Gilead Sciences, Inc.	4.76%
Royalty Pharma PLC, Class A	4.76%
Amgen, Inc.	4.70%
Ionis Pharmaceuticals, Inc.	4.38%
United Therapeutics Corp.	3.59%
* Excluding money market fund holdings, if any.

C000008294 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Food & Beverage ETF
Class Name	Invesco Food & Beverage ETF
Trading Symbol	PBJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Food & Beverage ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Food & Beverage ETF	$31	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[5],[6]
Net Assets	$ 97,431,396
Holdings Count | Holding	33
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$97,431,396
Total number of portfolio holdings	33
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Monster Beverage Corp.	5.85%
DoorDash, Inc., Class A	5.56%
Sysco Corp.	5.08%
Mondelez International, Inc., Class A	5.04%
Hershey Co. (The)	5.03%
Kroger Co. (The)	5.02%
Kraft Heinz Co. (The)	4.86%
Corteva, Inc.	4.52%
United Natural Foods, Inc.	4.00%
Ingles Markets, Inc., Class A	3.04%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monster Beverage Corp.	5.85%
DoorDash, Inc., Class A	5.56%
Sysco Corp.	5.08%
Mondelez International, Inc., Class A	5.04%
Hershey Co. (The)	5.03%
Kroger Co. (The)	5.02%
Kraft Heinz Co. (The)	4.86%
Corteva, Inc.	4.52%
United Natural Foods, Inc.	4.00%
Ingles Markets, Inc., Class A	3.04%
* Excluding money market fund holdings, if any.

C000008295 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Leisure and Entertainment ETF
Class Name	Invesco Leisure and Entertainment ETF
Trading Symbol	PEJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Leisure and Entertainment ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Leisure and Entertainment ETF	$32	0.57%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.57%	[7]
Net Assets	$ 328,785,016
Holdings Count | Holding	33
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$328,785,016
Total number of portfolio holdings	33
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Warner Bros. Discovery, Inc.	9.72%
Las Vegas Sands Corp.	5.39%
DoorDash, Inc., Class A	5.22%
Sysco Corp.	4.76%
Carnival Corp.	4.61%
Live Nation Entertainment, Inc.	4.58%
Royal Caribbean Cruises Ltd.	4.14%
Flutter Entertainment PLC	3.95%
Lyft, Inc., Class A	3.39%
Biglari Holdings, Inc., Class B	3.23%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Warner Bros. Discovery, Inc.	9.72%
Las Vegas Sands Corp.	5.39%
DoorDash, Inc., Class A	5.22%
Sysco Corp.	4.76%
Carnival Corp.	4.61%
Live Nation Entertainment, Inc.	4.58%
Royal Caribbean Cruises Ltd.	4.14%
Flutter Entertainment PLC	3.95%
Lyft, Inc., Class A	3.39%
Biglari Holdings, Inc., Class B	3.23%
* Excluding money market fund holdings, if any.

C000008296 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Next Gen Media and Gaming ETF
Class Name	Invesco Next Gen Media and Gaming ETF
Trading Symbol	GGME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Next Gen Media and Gaming ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Next Gen Media and Gaming ETF	$36	0.63%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.63%	[8]
Net Assets	$ 162,466,893
Holdings Count | Holding	95
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$162,466,893
Total number of portfolio holdings	95
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	9.26%
NVIDIA Corp.	9.00%
QUALCOMM, Inc.	7.55%
Netflix, Inc.	7.32%
Advanced Micro Devices, Inc.	7.29%
Meta Platforms, Inc., Class A	6.80%
Adobe, Inc.	4.30%
Spotify Technology S.A.	4.21%
Cloudflare, Inc., Class A	3.96%
Nintendo Co. Ltd.	3.93%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	9.26%
NVIDIA Corp.	9.00%
QUALCOMM, Inc.	7.55%
Netflix, Inc.	7.32%
Advanced Micro Devices, Inc.	7.29%
Meta Platforms, Inc., Class A	6.80%
Adobe, Inc.	4.30%
Spotify Technology S.A.	4.21%
Cloudflare, Inc., Class A	3.96%
Nintendo Co. Ltd.	3.93%
* Excluding money market fund holdings, if any.

C000008297 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Next Gen Connectivity ETF
Class Name	Invesco Next Gen Connectivity ETF
Trading Symbol	KNCT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Next Gen Connectivity ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Next Gen Connectivity ETF	$24	0.40%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.40%	[9]
Net Assets	$ 39,719,003
Holdings Count | Holding	101
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$39,719,003
Total number of portfolio holdings	101
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.56%
Apple, Inc.	8.52%
Broadcom, Inc.	7.45%
Cisco Systems, Inc.	4.27%
Samsung Electronics Co. Ltd.	4.20%
International Business Machines Corp.	3.34%
Micron Technology, Inc.	3.27%
QUALCOMM, Inc.	3.11%
AT&T, Inc.	2.79%
Arista Networks, Inc.	2.70%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.56%
Apple, Inc.	8.52%
Broadcom, Inc.	7.45%
Cisco Systems, Inc.	4.27%
Samsung Electronics Co. Ltd.	4.20%
International Business Machines Corp.	3.34%
Micron Technology, Inc.	3.27%
QUALCOMM, Inc.	3.11%
AT&T, Inc.	2.79%
Arista Networks, Inc.	2.70%
* Excluding money market fund holdings, if any.

C000008298 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pharmaceuticals ETF
Class Name	Invesco Pharmaceuticals ETF
Trading Symbol	PJP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Pharmaceuticals ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pharmaceuticals ETF	$33	0.59%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.59%	[10]
Net Assets	$ 276,937,119
Holdings Count | Holding	35
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$276,937,119
Total number of portfolio holdings	35
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	5.50%
Travere Therapeutics, Inc.	5.15%
Johnson & Johnson	5.02%
AbbVie, Inc.	4.91%
Gilead Sciences, Inc.	4.89%
Amgen, Inc.	4.83%
Merck & Co., Inc.	4.74%
Pfizer, Inc.	4.64%
Abbott Laboratories	4.40%
United Therapeutics Corp.	3.68%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	5.50%
Travere Therapeutics, Inc.	5.15%
Johnson & Johnson	5.02%
AbbVie, Inc.	4.91%
Gilead Sciences, Inc.	4.89%
Amgen, Inc.	4.83%
Merck & Co., Inc.	4.74%
Pfizer, Inc.	4.64%
Abbott Laboratories	4.40%
United Therapeutics Corp.	3.68%
* Excluding money market fund holdings, if any.

C000008299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Semiconductors ETF
Class Name	Invesco Semiconductors ETF
Trading Symbol	PSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Semiconductors ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Semiconductors ETF	$38	0.56%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.56%	[11]
Net Assets	$ 970,446,460
Holdings Count | Holding	33
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$970,446,460
Total number of portfolio holdings	33
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Micron Technology, Inc.	7.78%
Advanced Micro Devices, Inc.	6.22%
Lam Research Corp.	6.15%
KLA Corp.	5.52%
Broadcom, Inc.	5.02%
QUALCOMM, Inc.	4.60%
NVIDIA Corp.	4.51%
Analog Devices, Inc.	3.71%
Credo Technology Group Holding Ltd.	3.45%
Camtek Ltd.	3.22%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Micron Technology, Inc.	7.78%
Advanced Micro Devices, Inc.	6.22%
Lam Research Corp.	6.15%
KLA Corp.	5.52%
Broadcom, Inc.	5.02%
QUALCOMM, Inc.	4.60%
NVIDIA Corp.	4.51%
Analog Devices, Inc.	3.71%
Credo Technology Group Holding Ltd.	3.45%
Camtek Ltd.	3.22%
* Excluding money market fund holdings, if any.

C000008300 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AI and Next Gen Software ETF
Class Name	Invesco AI and Next Gen Software ETF
Trading Symbol	IGPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AI and Next Gen Software ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AI and Next Gen Software ETF	$35	0.56%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.56%	[12]
Net Assets	$ 654,420,391
Holdings Count | Holding	102
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$654,420,391
Total number of portfolio holdings	102
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Advanced Micro Devices, Inc.	10.57%
Alphabet, Inc., Class A	8.14%
NVIDIA Corp.	7.95%
Micron Technology, Inc.	6.36%
Meta Platforms, Inc., Class A	6.00%
SK hynix, Inc.	5.20%
Intuitive Surgical, Inc.	4.87%
QUALCOMM, Inc.	4.25%
Adobe, Inc.	3.67%
Intel Corp.	3.10%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Advanced Micro Devices, Inc.	10.57%
Alphabet, Inc., Class A	8.14%
NVIDIA Corp.	7.95%
Micron Technology, Inc.	6.36%
Meta Platforms, Inc., Class A	6.00%
SK hynix, Inc.	5.20%
Intuitive Surgical, Inc.	4.87%
QUALCOMM, Inc.	4.25%
Adobe, Inc.	3.67%
Intel Corp.	3.10%
* Excluding money market fund holdings, if any.

C000008303 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Dividend AchieversTM ETF
Class Name	Invesco International Dividend AchieversTM ETF
Trading Symbol	PID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Dividend AchieversTM ETF	$28	0.53%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[13]
Net Assets	$ 866,014,225
Holdings Count | Holding	51
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$866,014,225
Total number of portfolio holdings	51
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Brookfield Renewable Partners L.P.	4.68%
PT Telkom Indonesia (Persero) Tbk, ADR	4.04%
Brookfield Infrastructure Partners L.P.	3.92%
PLDT, Inc., ADR	3.78%
BCE, Inc.	3.66%
Amcor PLC	3.61%
Enbridge, Inc.	3.57%
TELUS Corp.	3.55%
Canadian Natural Resources Ltd.	3.48%
British American Tobacco PLC, ADR	3.28%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brookfield Renewable Partners L.P.	4.68%
PT Telkom Indonesia (Persero) Tbk, ADR	4.04%
Brookfield Infrastructure Partners L.P.	3.92%
PLDT, Inc., ADR	3.78%
BCE, Inc.	3.66%
Amcor PLC	3.61%
Enbridge, Inc.	3.57%
TELUS Corp.	3.55%
Canadian Natural Resources Ltd.	3.48%
British American Tobacco PLC, ADR	3.28%
* Excluding money market fund holdings, if any.

C000008304 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend AchieversTM ETF
Class Name	Invesco Dividend AchieversTM ETF
Trading Symbol	PFM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend AchieversTM ETF	$28	0.52%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%	[14],[15]
Net Assets	$ 730,005,769
Holdings Count | Holding	432
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$730,005,769
Total number of portfolio holdings	432
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	4.85%
Apple, Inc.	4.54%
Microsoft Corp.	3.99%
JPMorgan Chase & Co.	3.37%
Eli Lilly and Co.	3.22%
Walmart, Inc.	3.18%
Oracle Corp.	2.91%
Visa, Inc., Class A	2.28%
Mastercard, Inc., Class A	1.95%
Exxon Mobil Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Broadcom, Inc.	4.85%
Apple, Inc.	4.54%
Microsoft Corp.	3.99%
JPMorgan Chase & Co.	3.37%
Eli Lilly and Co.	3.22%
Walmart, Inc.	3.18%
Oracle Corp.	2.91%
Visa, Inc., Class A	2.28%
Mastercard, Inc., Class A	1.95%
Exxon Mobil Corp.	1.92%
* Excluding money market fund holdings, if any.

C000008306 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Aerospace & Defense ETF
Class Name	Invesco Aerospace & Defense ETF
Trading Symbol	PPA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Aerospace & Defense ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Aerospace & Defense ETF	$33	0.57%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.57%	[16]
Net Assets	$ 6,869,146,243
Holdings Count | Holding	62
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$6,869,146,243
Total number of portfolio holdings	62
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
RTX Corp.	8.46%
General Electric Co.	7.75%
Boeing Co. (The)	7.16%
Lockheed Martin Corp.	7.00%
Northrop Grumman Corp.	5.09%
General Dynamics Corp.	4.77%
Honeywell International, Inc.	4.17%
Howmet Aerospace, Inc.	4.13%
L3Harris Technologies, Inc.	3.92%
Parker-Hannifin Corp.	3.22%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
RTX Corp.	8.46%
General Electric Co.	7.75%
Boeing Co. (The)	7.16%
Lockheed Martin Corp.	7.00%
Northrop Grumman Corp.	5.09%
General Dynamics Corp.	4.77%
Honeywell International, Inc.	4.17%
Howmet Aerospace, Inc.	4.13%
L3Harris Technologies, Inc.	3.92%
Parker-Hannifin Corp.	3.22%
* Excluding money market fund holdings, if any.

C000008307 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Building & Construction ETF
Class Name	Invesco Building & Construction ETF
Trading Symbol	PKB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Building & Construction ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Building & Construction ETF	$35	0.58%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.58%	[17]
Net Assets	$ 295,682,289
Holdings Count | Holding	33
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$295,682,289
Total number of portfolio holdings	33
Portfolio turnover rate	43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	6.59%
EMCOR Group, Inc.	5.27%
Johnson Controls International PLC	5.09%
CRH PLC	5.03%
Vulcan Materials Co.	4.80%
Martin Marietta Materials, Inc.	4.80%
Home Depot, Inc. (The)	4.50%
Tractor Supply Co.	4.24%
Argan, Inc.	3.51%
Sterling Infrastructure, Inc.	3.40%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	6.59%
EMCOR Group, Inc.	5.27%
Johnson Controls International PLC	5.09%
CRH PLC	5.03%
Vulcan Materials Co.	4.80%
Martin Marietta Materials, Inc.	4.80%
Home Depot, Inc. (The)	4.50%
Tractor Supply Co.	4.24%
Argan, Inc.	3.51%
Sterling Infrastructure, Inc.	3.40%
* Excluding money market fund holdings, if any.

C000008308 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Exploration & Production ETF
Class Name	Invesco Energy Exploration & Production ETF
Trading Symbol	PXE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Energy Exploration & Production ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Exploration & Production ETF	$34	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%	[18],[19]
Net Assets	$ 68,393,232
Holdings Count | Holding	33
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$68,393,232
Total number of portfolio holdings	33
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Valero Energy Corp.	5.93%
Marathon Petroleum Corp.	5.77%
EQT Corp.	5.23%
Antero Resources Corp.	5.10%
Coterra Energy, Inc.	5.09%
Devon Energy Corp.	4.74%
Occidental Petroleum Corp.	4.60%
EOG Resources, Inc.	4.49%
Par Pacific Holdings, Inc.	3.48%
Murphy Oil Corp.	3.31%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Valero Energy Corp.	5.93%
Marathon Petroleum Corp.	5.77%
EQT Corp.	5.23%
Antero Resources Corp.	5.10%
Coterra Energy, Inc.	5.09%
Devon Energy Corp.	4.74%
Occidental Petroleum Corp.	4.60%
EOG Resources, Inc.	4.49%
Par Pacific Holdings, Inc.	3.48%
Murphy Oil Corp.	3.31%
* Excluding money market fund holdings, if any.

C000008310 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oil & Gas Services ETF
Class Name	Invesco Oil & Gas Services ETF
Trading Symbol	PXJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Oil & Gas Services ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oil & Gas Services ETF	$38	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.63%	[20],[21]
Net Assets	$ 27,340,950
Holdings Count | Holding	33
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$27,340,950
Total number of portfolio holdings	33
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Frontline PLC	5.51%
Halliburton Co.	5.42%
Weatherford International PLC	5.29%
TechnipFMC PLC	5.04%
NOV, Inc.	5.01%
Baker Hughes Co., Class A	4.81%
Noble Corp. PLC	4.63%
SLB Ltd.	4.51%
Liberty Energy, Inc., Class A	3.93%
ProFrac Holding Corp., Class A	3.27%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Frontline PLC	5.51%
Halliburton Co.	5.42%
Weatherford International PLC	5.29%
TechnipFMC PLC	5.04%
NOV, Inc.	5.01%
Baker Hughes Co., Class A	4.81%
Noble Corp. PLC	4.63%
SLB Ltd.	4.51%
Liberty Energy, Inc., Class A	3.93%
ProFrac Holding Corp., Class A	3.27%
* Excluding money market fund holdings, if any.

C000008312 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Equity Dividend AchieversTM ETF
Class Name	Invesco High Yield Equity Dividend AchieversTM ETF
Trading Symbol	PEY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Equity Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Equity Dividend AchieversTM ETF	$27	0.52%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[22]
Net Assets	$ 1,060,026,658
Holdings Count | Holding	52
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,060,026,658
Total number of portfolio holdings	52
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Cogent Communications Holdings, Inc.	4.49%
United Parcel Service, Inc., Class B	3.56%
LyondellBasell Industries N.V., Class A	3.42%
Pfizer, Inc.	2.96%
Edison International	2.47%
Best Buy Co., Inc.	2.47%
Avista Corp.	2.39%
Verizon Communications, Inc.	2.37%
Polaris, Inc.	2.37%
AES Corp. (The)	2.28%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cogent Communications Holdings, Inc.	4.49%
United Parcel Service, Inc., Class B	3.56%
LyondellBasell Industries N.V., Class A	3.42%
Pfizer, Inc.	2.96%
Edison International	2.47%
Best Buy Co., Inc.	2.47%
Avista Corp.	2.39%
Verizon Communications, Inc.	2.37%
Polaris, Inc.	2.37%
AES Corp. (The)	2.28%
* Excluding money market fund holdings, if any.

C000008313 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Utilities Momentum ETF
Class Name	Invesco Dorsey Wright Utilities Momentum ETF
Trading Symbol	PUI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Utilities Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Utilities Momentum ETF	$33	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[23],[24]
Net Assets	$ 53,624,977
Holdings Count | Holding	37
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$53,624,977
Total number of portfolio holdings	37
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Oklo, Inc.	4.83%
Lumen Technologies, Inc.	4.09%
NRG Energy, Inc.	3.86%
WEC Energy Group, Inc.	3.83%
Atmos Energy Corp.	3.79%
NiSource, Inc.	3.64%
American Water Works Co., Inc.	3.61%
Duke Energy Corp.	3.48%
DTE Energy Co.	3.44%
Talen Energy Corp.	3.28%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Oklo, Inc.	4.83%
Lumen Technologies, Inc.	4.09%
NRG Energy, Inc.	3.86%
WEC Energy Group, Inc.	3.83%
Atmos Energy Corp.	3.79%
NiSource, Inc.	3.64%
American Water Works Co., Inc.	3.61%
Duke Energy Corp.	3.48%
DTE Energy Co.	3.44%
Talen Energy Corp.	3.28%
* Excluding money market fund holdings, if any.

C000008315 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Water Resources ETF
Class Name	Invesco Water Resources ETF
Trading Symbol	PHO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Water Resources ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Water Resources ETF	$31	0.59%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[25]
Net Assets	$ 2,137,041,843
Holdings Count | Holding	39
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,137,041,843
Total number of portfolio holdings	39
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Waters Corp.	9.44%
Ferguson Enterprises, Inc.	8.76%
Ecolab, Inc.	7.54%
Roper Technologies, Inc.	6.91%
American Water Works Co., Inc.	5.88%
Mueller Industries, Inc.	4.50%
AECOM	4.39%
Xylem, Inc.	4.34%
IDEX Corp.	4.25%
Pentair PLC	4.03%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Waters Corp.	9.44%
Ferguson Enterprises, Inc.	8.76%
Ecolab, Inc.	7.54%
Roper Technologies, Inc.	6.91%
American Water Works Co., Inc.	5.88%
Mueller Industries, Inc.	4.50%
AECOM	4.39%
Xylem, Inc.	4.34%
IDEX Corp.	4.25%
Pentair PLC	4.03%
* Excluding money market fund holdings, if any.

C000008316 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Quality ETF
Class Name	Invesco S&P 500® Quality ETF
Trading Symbol	SPHQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Quality ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Quality ETF	$8	0.15%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[26],[27]
Net Assets	$ 14,913,435,068
Holdings Count | Holding	101
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$14,913,435,068
Total number of portfolio holdings	101
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.50%
General Electric Co.	4.60%
Mastercard, Inc., Class A	4.46%
Costco Wholesale Corp.	4.37%
Visa, Inc., Class A	4.36%
Procter & Gamble Co. (The)	4.36%
Caterpillar, Inc.	3.17%
Coca-Cola Co. (The)	3.00%
Lam Research Corp.	2.62%
Salesforce, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	6.50%
General Electric Co.	4.60%
Mastercard, Inc., Class A	4.46%
Costco Wholesale Corp.	4.37%
Visa, Inc., Class A	4.36%
Procter & Gamble Co. (The)	4.36%
Caterpillar, Inc.	3.17%
Coca-Cola Co. (The)	3.00%
Lam Research Corp.	2.62%
Salesforce, Inc.	2.57%
* Excluding money market fund holdings, if any.

C000008319 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Golden Dragon China ETF
Class Name	Invesco Golden Dragon China ETF
Trading Symbol	PGJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Golden Dragon China ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Golden Dragon China ETF	$39	0.70%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.70%	[28]
Net Assets	$ 156,129,393
Holdings Count | Holding	85
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$156,129,393
Total number of portfolio holdings	85
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd., ADR	9.65%
Baidu, Inc., ADR	7.52%
JD.com, Inc., ADR	7.42%
Yum China Holdings, Inc.	7.40%
Tencent Music Entertainment Group, ADR	5.65%
NIO, Inc., ADR	4.34%
NetEase, Inc., ADR	3.93%
Full Truck Alliance Co. Ltd., ADR	3.81%
Kanzhun Ltd., ADR	3.59%
Vipshop Holdings Ltd., ADR	3.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd., ADR	9.65%
Baidu, Inc., ADR	7.52%
JD.com, Inc., ADR	7.42%
Yum China Holdings, Inc.	7.40%
Tencent Music Entertainment Group, ADR	5.65%
NIO, Inc., ADR	4.34%
NetEase, Inc., ADR	3.93%
Full Truck Alliance Co. Ltd., ADR	3.81%
Kanzhun Ltd., ADR	3.59%
Vipshop Holdings Ltd., ADR	3.52%
* Excluding money market fund holdings, if any.

C000008320 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco WilderHill Clean Energy ETF
Class Name	Invesco WilderHill Clean Energy ETF
Trading Symbol	PBW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco WilderHill Clean Energy ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco WilderHill Clean Energy ETF	$52	0.65%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.65%	[29]
Net Assets	$ 636,827,883
Holdings Count | Holding	65
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$636,827,883
Total number of portfolio holdings	65
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Fluence Energy, Inc.	2.77%
Navitas Semiconductor Corp.	2.65%
Canadian Solar, Inc.	2.61%
T1 Energy, Inc.	2.58%
Lithium Americas Corp.	2.34%
Nextracker, Inc., Class A	2.21%
Eos Energy Enterprises, Inc.	2.19%
Bloom Energy Corp., Class A	2.13%
Shoals Technologies Group, Inc., Class A	1.97%
Solid Power, Inc.	1.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Fluence Energy, Inc.	2.77%
Navitas Semiconductor Corp.	2.65%
Canadian Solar, Inc.	2.61%
T1 Energy, Inc.	2.58%
Lithium Americas Corp.	2.34%
Nextracker, Inc., Class A	2.21%
Eos Energy Enterprises, Inc.	2.19%
Bloom Energy Corp., Class A	2.13%
Shoals Technologies Group, Inc., Class A	1.97%
Solid Power, Inc.	1.95%
* Excluding money market fund holdings, if any.

C000008321 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Large Cap Growth ETF
Class Name	Invesco Large Cap Growth ETF
Trading Symbol	PWB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Large Cap Growth ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Large Cap Growth ETF	$32	0.55%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.55%	[30]
Net Assets	$ 1,450,795,746
Holdings Count | Holding	53
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,450,795,746
Total number of portfolio holdings	53
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Advanced Micro Devices, Inc.	4.69%
Alphabet, Inc., Class A	4.14%
Palantir Technologies, Inc., Class A	3.80%
Broadcom, Inc.	3.78%
General Electric Co.	3.44%
NVIDIA Corp.	3.40%
Amazon.com, Inc.	3.25%
Walmart, Inc.	3.21%
Microsoft Corp.	3.14%
Intuit, Inc.	3.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Advanced Micro Devices, Inc.	4.69%
Alphabet, Inc., Class A	4.14%
Palantir Technologies, Inc., Class A	3.80%
Broadcom, Inc.	3.78%
General Electric Co.	3.44%
NVIDIA Corp.	3.40%
Amazon.com, Inc.	3.25%
Walmart, Inc.	3.21%
Microsoft Corp.	3.14%
Intuit, Inc.	3.08%
* Excluding money market fund holdings, if any.

C000008322 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Large Cap Value ETF
Class Name	Invesco Large Cap Value ETF
Trading Symbol	PWV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Large Cap Value ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Large Cap Value ETF	$30	0.55%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%	[31]
Net Assets	$ 1,208,934,637
Holdings Count | Holding	51
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,208,934,637
Total number of portfolio holdings	51
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
International Business Machines Corp.	4.17%
Morgan Stanley	3.62%
Johnson & Johnson	3.52%
Cisco Systems, Inc.	3.52%
Wells Fargo & Co.	3.51%
Bank of America Corp.	3.50%
Goldman Sachs Group, Inc. (The)	3.47%
AbbVie, Inc.	3.44%
JPMorgan Chase & Co.	3.43%
Exxon Mobil Corp.	3.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
International Business Machines Corp.	4.17%
Morgan Stanley	3.62%
Johnson & Johnson	3.52%
Cisco Systems, Inc.	3.52%
Wells Fargo & Co.	3.51%
Bank of America Corp.	3.50%
Goldman Sachs Group, Inc. (The)	3.47%
AbbVie, Inc.	3.44%
JPMorgan Chase & Co.	3.43%
Exxon Mobil Corp.	3.37%
* Excluding money market fund holdings, if any.

C000008323 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Momentum ETF
Class Name	Invesco S&P MidCap Momentum ETF
Trading Symbol	XMMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Momentum ETF	$19	0.34%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.34%	[32]
Net Assets	$ 4,781,986,850
Holdings Count | Holding	82
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$4,781,986,850
Total number of portfolio holdings	82
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	5.36%
Twilio, Inc., Class A	3.77%
Curtiss-Wright Corp.	3.65%
Ciena Corp.	3.36%
Talen Energy Corp.	3.35%
US Foods Holding Corp.	2.93%
Woodward, Inc.	2.70%
Flex Ltd.	2.68%
BWX Technologies, Inc.	2.61%
Guidewire Software, Inc.	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	5.36%
Twilio, Inc., Class A	3.77%
Curtiss-Wright Corp.	3.65%
Ciena Corp.	3.36%
Talen Energy Corp.	3.35%
US Foods Holding Corp.	2.93%
Woodward, Inc.	2.70%
Flex Ltd.	2.68%
BWX Technologies, Inc.	2.61%
Guidewire Software, Inc.	2.38%
* Excluding money market fund holdings, if any.

C000008324 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Value with Momentum ETF
Class Name	Invesco S&P MidCap Value with Momentum ETF
Trading Symbol	XMVM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap Value with Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Value with Momentum ETF	$20	0.37%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[33]
Net Assets	$ 311,097,407
Holdings Count | Holding	83
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$311,097,407
Total number of portfolio holdings	83
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
EchoStar Corp., Class A	6.71%
TD SYNNEX Corp.	2.46%
Brighthouse Financial, Inc.	2.31%
WESCO International, Inc.	2.14%
Avnet, Inc.	2.11%
Lithia Motors, Inc., Class A	2.01%
Taylor Morrison Home Corp., Class A	1.80%
Graham Holdings Co., Class B	1.80%
Valley National Bancorp	1.72%
AutoNation, Inc.	1.68%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EchoStar Corp., Class A	6.71%
TD SYNNEX Corp.	2.46%
Brighthouse Financial, Inc.	2.31%
WESCO International, Inc.	2.14%
Avnet, Inc.	2.11%
Lithia Motors, Inc., Class A	2.01%
Taylor Morrison Home Corp., Class A	1.80%
Graham Holdings Co., Class B	1.80%
Valley National Bancorp	1.72%
AutoNation, Inc.	1.68%
* Excluding money market fund holdings, if any.

C000032719 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFI US 1000 ETF
Class Name	Invesco RAFI US 1000 ETF
Trading Symbol	PRF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco RAFI US 1000 ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI US 1000 ETF	$19	0.34%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.34%	[34]
Net Assets	$ 8,289,791,906
Holdings Count | Holding	1,083
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$8,289,791,906
Total number of portfolio holdings	1,083
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.10%
Apple, Inc.	4.07%
Microsoft Corp.	2.71%
Amazon.com, Inc.	2.05%
JPMorgan Chase & Co.	1.95%
Berkshire Hathaway, Inc., Class B	1.93%
Exxon Mobil Corp.	1.71%
Intel Corp.	1.38%
Bank of America Corp.	1.34%
Meta Platforms, Inc., Class A	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.10%
Apple, Inc.	4.07%
Microsoft Corp.	2.71%
Amazon.com, Inc.	2.05%
JPMorgan Chase & Co.	1.95%
Berkshire Hathaway, Inc., Class B	1.93%
Exxon Mobil Corp.	1.71%
Intel Corp.	1.38%
Bank of America Corp.	1.34%
Meta Platforms, Inc., Class A	1.32%
* Excluding money market fund holdings, if any.

C000033024 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ Internet ETF
Class Name	Invesco NASDAQ Internet ETF
Trading Symbol	PNQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco NASDAQ Internet ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ Internet ETF	$34	0.60%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.60%	[35]
Net Assets	$ 807,809,344
Holdings Count | Holding	82
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$807,809,344
Total number of portfolio holdings	82
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class C	10.20%
Apple, Inc.	9.00%
Amazon.com, Inc.	8.25%
Microsoft Corp.	7.90%
Meta Platforms, Inc., Class A	6.78%
Shopify, Inc., Class A	4.68%
Uber Technologies, Inc.	3.98%
Salesforce, Inc.	3.93%
Walt Disney Co. (The)	3.68%
Netflix, Inc.	3.58%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class C	10.20%
Apple, Inc.	9.00%
Amazon.com, Inc.	8.25%
Microsoft Corp.	7.90%
Meta Platforms, Inc., Class A	6.78%
Shopify, Inc., Class A	4.68%
Uber Technologies, Inc.	3.98%
Salesforce, Inc.	3.93%
Walt Disney Co. (The)	3.68%
Netflix, Inc.	3.58%
* Excluding money market fund holdings, if any.

C000035317 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Energy Momentum ETF
Class Name	Invesco Dorsey Wright Energy Momentum ETF
Trading Symbol	PXI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Energy Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Energy Momentum ETF	$34	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.60%	[36],[37]
Net Assets	$ 43,504,294
Holdings Count | Holding	47
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$43,504,294
Total number of portfolio holdings	47
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Centrus Energy Corp., Class A	8.04%
Marathon Petroleum Corp.	5.77%
Targa Resources Corp.	5.45%
Williams Cos., Inc. (The)	3.95%
Valero Energy Corp.	3.39%
Kinder Morgan, Inc.	3.23%
Weatherford International PLC	3.00%
Exxon Mobil Corp.	2.99%
Cheniere Energy, Inc.	2.91%
Delek US Holdings, Inc.	2.76%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Centrus Energy Corp., Class A	8.04%
Marathon Petroleum Corp.	5.77%
Targa Resources Corp.	5.45%
Williams Cos., Inc. (The)	3.95%
Valero Energy Corp.	3.39%
Kinder Morgan, Inc.	3.23%
Weatherford International PLC	3.00%
Exxon Mobil Corp.	2.99%
Cheniere Energy, Inc.	2.91%
Delek US Holdings, Inc.	2.76%
* Excluding money market fund holdings, if any.

C000035318 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Financial Momentum ETF
Class Name	Invesco Dorsey Wright Financial Momentum ETF
Trading Symbol	PFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Financial Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Financial Momentum ETF	$31	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[38],[39]
Net Assets	$ 59,306,804
Holdings Count | Holding	44
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$59,306,804
Total number of portfolio holdings	44
Portfolio turnover rate	76%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Robinhood Markets, Inc., Class A	6.09%
Mastercard, Inc., Class A	4.93%
JPMorgan Chase & Co.	4.20%
Ares Management Corp., Class A	3.51%
SoFi Technologies, Inc.	3.50%
American Express Co.	3.45%
Interactive Brokers Group, Inc., Class A	3.36%
KKR & Co., Inc., Class A	3.19%
Blackstone, Inc., Class A	3.06%
Evercore, Inc., Class A	2.88%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Robinhood Markets, Inc., Class A	6.09%
Mastercard, Inc., Class A	4.93%
JPMorgan Chase & Co.	4.20%
Ares Management Corp., Class A	3.51%
SoFi Technologies, Inc.	3.50%
American Express Co.	3.45%
Interactive Brokers Group, Inc., Class A	3.36%
KKR & Co., Inc., Class A	3.19%
Blackstone, Inc., Class A	3.06%
Evercore, Inc., Class A	2.88%
* Excluding money market fund holdings, if any.

C000035320 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Healthcare Momentum ETF
Class Name	Invesco Dorsey Wright Healthcare Momentum ETF
Trading Symbol	PTH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Healthcare Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Healthcare Momentum ETF	$33	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[40],[41]
Net Assets	$ 113,357,064
Holdings Count | Holding	59
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$113,357,064
Total number of portfolio holdings	59
Portfolio turnover rate	131%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Insmed, Inc.	5.09%
Medpace Holdings, Inc.	5.01%
Guardant Health, Inc.	4.29%
Nektar Therapeutics	4.13%
Tenet Healthcare Corp.	3.61%
Boston Scientific Corp.	3.51%
Natera, Inc.	3.50%
Cidara Therapeutics, Inc.	3.47%
Hims & Hers Health, Inc.	3.32%
Celcuity, Inc.	3.04%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Insmed, Inc.	5.09%
Medpace Holdings, Inc.	5.01%
Guardant Health, Inc.	4.29%
Nektar Therapeutics	4.13%
Tenet Healthcare Corp.	3.61%
Boston Scientific Corp.	3.51%
Natera, Inc.	3.50%
Cidara Therapeutics, Inc.	3.47%
Hims & Hers Health, Inc.	3.32%
Celcuity, Inc.	3.04%
* Excluding money market fund holdings, if any.

C000035321 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Industrials Momentum ETF
Class Name	Invesco Dorsey Wright Industrials Momentum ETF
Trading Symbol	PRN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Industrials Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Industrials Momentum ETF	$35	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.60%	[42],[43]
Net Assets	$ 401,158,399
Holdings Count | Holding	45
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$401,158,399
Total number of portfolio holdings	45
Portfolio turnover rate	87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Rocket Lab Corp.	5.09%
Comfort Systems USA, Inc.	4.80%
Bloom Energy Corp., Class A	4.56%
Kratos Defense & Security Solutions, Inc.	3.77%
Trane Technologies PLC	3.66%
Quanta Services, Inc.	3.36%
Howmet Aerospace, Inc.	3.24%
EMCOR Group, Inc.	3.22%
Parker-Hannifin Corp.	3.06%
Axon Enterprise, Inc.	3.02%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Rocket Lab Corp.	5.09%
Comfort Systems USA, Inc.	4.80%
Bloom Energy Corp., Class A	4.56%
Kratos Defense & Security Solutions, Inc.	3.77%
Trane Technologies PLC	3.66%
Quanta Services, Inc.	3.36%
Howmet Aerospace, Inc.	3.24%
EMCOR Group, Inc.	3.22%
Parker-Hannifin Corp.	3.06%
Axon Enterprise, Inc.	3.02%
* Excluding money market fund holdings, if any.

C000035322 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 100 Equal Weight ETF
Class Name	Invesco S&P 100 Equal Weight ETF
Trading Symbol	EQWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 100 Equal Weight ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 100 Equal Weight ETF	$14	0.25%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%	[44],[45]
Net Assets	$ 1,832,832,217
Holdings Count | Holding	104
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,832,832,217
Total number of portfolio holdings	104
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Intel Corp.	1.56%
Advanced Micro Devices, Inc.	1.55%
Caterpillar, Inc.	1.32%
Tesla, Inc.	1.27%
General Motors Co.	1.17%
Palantir Technologies, Inc., Class A	1.16%
International Business Machines Corp.	1.16%
Apple, Inc.	1.15%
Thermo Fisher Scientific, Inc.	1.15%
Intuitive Surgical, Inc.	1.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Intel Corp.	1.56%
Advanced Micro Devices, Inc.	1.55%
Caterpillar, Inc.	1.32%
Tesla, Inc.	1.27%
General Motors Co.	1.17%
Palantir Technologies, Inc., Class A	1.16%
International Business Machines Corp.	1.16%
Apple, Inc.	1.15%
Thermo Fisher Scientific, Inc.	1.15%
Intuitive Surgical, Inc.	1.15%
* Excluding money market fund holdings, if any.

C000035324 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Quality ETF
Class Name	Invesco S&P MidCap Quality ETF
Trading Symbol	XMHQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap Quality ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Quality ETF	$13	0.25%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[46],[47]
Net Assets	$ 5,145,044,461
Holdings Count | Holding	80
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$5,145,044,461
Total number of portfolio holdings	80
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	5.67%
Medpace Holdings, Inc.	4.27%
Carlisle Cos., Inc.	4.05%
United Therapeutics Corp.	3.82%
Manhattan Associates, Inc.	2.62%
BWX Technologies, Inc.	2.52%
AECOM	2.37%
DocuSign, Inc.	2.19%
Nextracker, Inc., Class A	2.18%
RPM International, Inc.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	5.67%
Medpace Holdings, Inc.	4.27%
Carlisle Cos., Inc.	4.05%
United Therapeutics Corp.	3.82%
Manhattan Associates, Inc.	2.62%
BWX Technologies, Inc.	2.52%
AECOM	2.37%
DocuSign, Inc.	2.19%
Nextracker, Inc., Class A	2.18%
RPM International, Inc.	2.12%
* Excluding money market fund holdings, if any.

C000035326 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Technology Momentum ETF
Class Name	Invesco Dorsey Wright Technology Momentum ETF
Trading Symbol	PTF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Technology Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Technology Momentum ETF	$36	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.60%	[48],[49]
Net Assets	$ 416,350,213
Holdings Count | Holding	38
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$416,350,213
Total number of portfolio holdings	38
Portfolio turnover rate	128%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.70%
Rigetti Computing, Inc.	4.59%
Sandisk Corp.	4.44%
Cipher Mining, Inc.	4.36%
Broadcom, Inc.	3.81%
Opendoor Technologies, Inc.	3.72%
Terawulf, Inc.	3.60%
Bitmine Immersion Technologies, Inc.	3.56%
KLA Corp.	3.46%
Arista Networks, Inc.	3.32%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.70%
Rigetti Computing, Inc.	4.59%
Sandisk Corp.	4.44%
Cipher Mining, Inc.	4.36%
Broadcom, Inc.	3.81%
Opendoor Technologies, Inc.	3.72%
Terawulf, Inc.	3.60%
Bitmine Immersion Technologies, Inc.	3.56%
KLA Corp.	3.46%
Arista Networks, Inc.	3.32%
* Excluding money market fund holdings, if any.

C000035327 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BuyBack AchieversTM ETF
Class Name	Invesco BuyBack AchieversTM ETF
Trading Symbol	PKW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BuyBack AchieversTM ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BuyBack AchieversTM ETF	$34	0.62%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%	[50]
Net Assets	$ 1,474,051,882
Holdings Count | Holding	213
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,474,051,882
Total number of portfolio holdings	213
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	5.30%
Chevron Corp.	5.19%
Goldman Sachs Group, Inc. (The)	5.07%
CRH PLC	4.18%
HCA Healthcare, Inc.	4.00%
PayPal Holdings, Inc.	3.50%
Cigna Group (The)	3.41%
General Motors Co.	3.17%
Marathon Petroleum Corp.	2.82%
Monster Beverage Corp.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	5.30%
Chevron Corp.	5.19%
Goldman Sachs Group, Inc. (The)	5.07%
CRH PLC	4.18%
HCA Healthcare, Inc.	4.00%
PayPal Holdings, Inc.	3.50%
Cigna Group (The)	3.41%
General Motors Co.	3.17%
Marathon Petroleum Corp.	2.82%
Monster Beverage Corp.	2.46%
* Excluding money market fund holdings, if any.

C000035336 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFI US 1500 Small-Mid ETF
Class Name	Invesco RAFI US 1500 Small-Mid ETF
Trading Symbol	PRFZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco RAFI US 1500 Small-Mid ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI US 1500 Small-Mid ETF	$21	0.38%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%	[51]
Net Assets	$ 2,559,987,926
Holdings Count | Holding	1,680
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,559,987,926
Total number of portfolio holdings	1,680
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Opendoor Technologies, Inc.	1.03%
AppLovin Corp., Class A	0.60%
Primoris Services Corp.	0.46%
Ionis Pharmaceuticals, Inc.	0.44%
Carpenter Technology Corp.	0.41%
Bloom Energy Corp., Class A	0.37%
Hecla Mining Co.	0.36%
GRAIL, Inc.	0.35%
Roivant Sciences Ltd.	0.35%
Advanced Energy Industries, Inc.	0.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Opendoor Technologies, Inc.	1.03%
AppLovin Corp., Class A	0.60%
Primoris Services Corp.	0.46%
Ionis Pharmaceuticals, Inc.	0.44%
Carpenter Technology Corp.	0.41%
Bloom Energy Corp., Class A	0.37%
Hecla Mining Co.	0.36%
GRAIL, Inc.	0.35%
Roivant Sciences Ltd.	0.35%
Advanced Energy Industries, Inc.	0.33%
* Excluding money market fund holdings, if any.

C000035338 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Sustainable Future ETF
Class Name	Invesco MSCI Sustainable Future ETF
Trading Symbol	ERTH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI Sustainable Future ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Sustainable Future ETF	$37	0.65%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.65%	[52],[53]
Net Assets	$ 147,421,171
Holdings Count | Holding	153
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$147,421,171
Total number of portfolio holdings	153
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Tesla, Inc.	6.16%
NVIDIA Corp.	5.04%
First Solar, Inc.	4.88%
Digital Realty Trust, Inc.	4.64%
BYD Co. Ltd., H Shares	4.03%
Vestas Wind Systems A/S	3.71%
LG Energy Solution Ltd.	2.78%
Nextracker, Inc., Class A	2.68%
XPeng, Inc.	2.61%
Contemporary Amperex Technology Co. Ltd., A Shares	2.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tesla, Inc.	6.16%
NVIDIA Corp.	5.04%
First Solar, Inc.	4.88%
Digital Realty Trust, Inc.	4.64%
BYD Co. Ltd., H Shares	4.03%
Vestas Wind Systems A/S	3.71%
LG Energy Solution Ltd.	2.78%
Nextracker, Inc., Class A	2.68%
XPeng, Inc.	2.61%
Contemporary Amperex Technology Co. Ltd., A Shares	2.59%
* Excluding money market fund holdings, if any.

C000035343 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Basic Materials Momentum ETF
Class Name	Invesco Dorsey Wright Basic Materials Momentum ETF
Trading Symbol	PYZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Basic Materials Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Basic Materials Momentum ETF	$34	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.60%	[54],[55]
Net Assets	$ 54,465,349
Holdings Count | Holding	49
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$54,465,349
Total number of portfolio holdings	49
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	5.32%
Uranium Energy Corp.	4.73%
Hecla Mining Co.	4.66%
Coeur Mining, Inc.	3.88%
Newmont Corp.	3.67%
MP Materials Corp.	3.49%
Royal Gold, Inc.	3.08%
Corteva, Inc.	3.07%
Linde PLC	2.92%
ATI, Inc.	2.51%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	5.32%
Uranium Energy Corp.	4.73%
Hecla Mining Co.	4.66%
Coeur Mining, Inc.	3.88%
Newmont Corp.	3.67%
MP Materials Corp.	3.49%
Royal Gold, Inc.	3.08%
Corteva, Inc.	3.07%
Linde PLC	2.92%
ATI, Inc.	2.51%
* Excluding money market fund holdings, if any.

C000035344 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Class Name	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Trading Symbol	PEZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF	$32	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[56],[57]
Net Assets	$ 48,318,273
Holdings Count | Holding	43
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$48,318,273
Total number of portfolio holdings	43
Portfolio turnover rate	97%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
QuantumScape Corp.	4.92%
Wayfair, Inc., Class A	3.89%
Amazon.com, Inc.	3.83%
Tapestry, Inc.	3.80%
Royal Caribbean Cruises Ltd.	3.76%
DoorDash, Inc., Class A	3.74%
EchoStar Corp., Class A	3.68%
Carvana Co.	3.61%
Ralph Lauren Corp.	3.56%
Somnigroup International, Inc.	3.55%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
QuantumScape Corp.	4.92%
Wayfair, Inc., Class A	3.89%
Amazon.com, Inc.	3.83%
Tapestry, Inc.	3.80%
Royal Caribbean Cruises Ltd.	3.76%
DoorDash, Inc., Class A	3.74%
EchoStar Corp., Class A	3.68%
Carvana Co.	3.61%
Ralph Lauren Corp.	3.56%
Somnigroup International, Inc.	3.55%
* Excluding money market fund holdings, if any.

C000035345 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Consumer Staples Momentum ETF
Class Name	Invesco Dorsey Wright Consumer Staples Momentum ETF
Trading Symbol	PSL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Consumer Staples Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Consumer Staples Momentum ETF	$29	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[58],[59]
Net Assets	$ 86,434,266
Holdings Count | Holding	48
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$86,434,266
Total number of portfolio holdings	48
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Casey's General Stores, Inc.	6.14%
Costco Wholesale Corp.	5.94%
Church & Dwight Co., Inc.	5.62%
Celsius Holdings, Inc.	4.33%
e.l.f. Beauty, Inc.	3.79%
Kroger Co. (The)	3.59%
US Foods Holding Corp.	3.59%
Performance Food Group Co.	3.49%
Procter & Gamble Co. (The)	3.17%
Estee Lauder Cos., Inc. (The), Class A	3.09%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Casey's General Stores, Inc.	6.14%
Costco Wholesale Corp.	5.94%
Church & Dwight Co., Inc.	5.62%
Celsius Holdings, Inc.	4.33%
e.l.f. Beauty, Inc.	3.79%
Kroger Co. (The)	3.59%
US Foods Holding Corp.	3.59%
Performance Food Group Co.	3.49%
Procter & Gamble Co. (The)	3.17%
Estee Lauder Cos., Inc. (The), Class A	3.09%
* Excluding money market fund holdings, if any.

C000037805 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Momentum ETF
Class Name	Invesco Dorsey Wright Momentum ETF
Trading Symbol	PDP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Momentum ETF	$35	0.62%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.62%	[60]
Net Assets	$ 1,375,468,312
Holdings Count | Holding	103
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,375,468,312
Total number of portfolio holdings	103
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	2.96%
AppLovin Corp., Class A	2.96%
Amphenol Corp., Class A	2.91%
Rocket Lab Corp.	2.89%
Comfort Systems USA, Inc.	2.72%
Robinhood Markets, Inc., Class A	2.52%
Mastercard, Inc., Class A	2.50%
Rollins, Inc.	2.42%
Cadence Design Systems, Inc.	2.27%
Medpace Holdings, Inc.	2.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Broadcom, Inc.	2.96%
AppLovin Corp., Class A	2.96%
Amphenol Corp., Class A	2.91%
Rocket Lab Corp.	2.89%
Comfort Systems USA, Inc.	2.72%
Robinhood Markets, Inc., Class A	2.52%
Mastercard, Inc., Class A	2.50%
Rollins, Inc.	2.42%
Cadence Design Systems, Inc.	2.27%
Medpace Holdings, Inc.	2.24%
* Excluding money market fund holdings, if any.

C000037806 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Financial Preferred ETF
Class Name	Invesco Financial Preferred ETF
Trading Symbol	PGF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Financial Preferred ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Financial Preferred ETF	$29	0.56%
*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[61]
Net Assets	$ 786,244,937
Holdings Count | Holding	97
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$786,244,937
Total number of portfolio holdings	97
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	2.75%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	2.48%
Wells Fargo & Co., Series Z, Pfd., 4.75%	2.30%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	2.19%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	2.18%
Allstate Corp. (The), Series H, Pfd., 5.10%	2.03%
Bank of America Corp., Series GG, Pfd., 6.00%	1.98%
Bank of America Corp., Series KK, Pfd., 5.38%	1.82%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.82%
Athene Holding Ltd., Series A, Pfd., 6.35%	1.74%
* Excluding money market fund holdings, if any.

Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	2.75%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	2.48%
Wells Fargo & Co., Series Z, Pfd., 4.75%	2.30%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	2.19%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	2.18%
Allstate Corp. (The), Series H, Pfd., 5.10%	2.03%
Bank of America Corp., Series GG, Pfd., 6.00%	1.98%
Bank of America Corp., Series KK, Pfd., 5.38%	1.82%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.82%
Athene Holding Ltd., Series A, Pfd., 6.35%	1.74%
* Excluding money market fund holdings, if any.

C000037807 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Listed Private Equity ETF
Class Name	Invesco Global Listed Private Equity ETF
Trading Symbol	PSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Listed Private Equity ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Listed Private Equity ETF	$34	0.65%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[62]
Net Assets	$ 326,880,773
Holdings Count | Holding	74
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$326,880,773
Total number of portfolio holdings	74
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
3i Group PLC	5.41%
EQT AB	4.84%
TPG, Inc.	4.67%
Partners Group Holding AG	4.55%
Blue Owl Capital, Inc.	4.40%
HAL Trust	4.39%
CVC Capital Partners PLC	4.34%
KKR & Co., Inc., Class A	4.33%
Blackstone, Inc., Class A	4.28%
Sofina S.A.	4.15%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
3i Group PLC	5.41%
EQT AB	4.84%
TPG, Inc.	4.67%
Partners Group Holding AG	4.55%
Blue Owl Capital, Inc.	4.40%
HAL Trust	4.39%
CVC Capital Partners PLC	4.34%
KKR & Co., Inc., Class A	4.33%
Blackstone, Inc., Class A	4.28%
Sofina S.A.	4.15%
* Excluding money market fund holdings, if any.

C000056583 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 BuyWrite ETF
Class Name	Invesco S&P 500 BuyWrite ETF
Trading Symbol	PBP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 BuyWrite ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 BuyWrite ETF	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[63]
Net Assets	$ 304,404,905
Holdings Count | Holding	504
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$304,404,905
Total number of portfolio holdings	504
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.81%
Apple, Inc.	7.15%
Microsoft Corp.	6.86%
Amazon.com, Inc.	4.23%
Broadcom, Inc.	3.10%
Alphabet, Inc., Class A	2.92%
Meta Platforms, Inc., Class A	2.51%
Alphabet, Inc., Class C	2.35%
Tesla, Inc.	2.28%
Berkshire Hathaway, Inc., Class B	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.81%
Apple, Inc.	7.15%
Microsoft Corp.	6.86%
Amazon.com, Inc.	4.23%
Broadcom, Inc.	3.10%
Alphabet, Inc., Class A	2.92%
Meta Platforms, Inc., Class A	2.51%
Alphabet, Inc., Class C	2.35%
Tesla, Inc.	2.28%
Berkshire Hathaway, Inc., Class B	1.56%
* Excluding money market fund holdings, if any.

C000101127 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 GARP ETF
Class Name	Invesco S&P 500 GARP ETF
Trading Symbol	SPGP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 GARP ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 GARP ETF	$19	0.35%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[64]
Net Assets	$ 2,576,598,971
Holdings Count | Holding	78
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,576,598,971
Total number of portfolio holdings	78
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	3.51%
Arista Networks, Inc.	3.34%
Super Micro Computer, Inc.	2.98%
Monolithic Power Systems, Inc.	2.61%
Uber Technologies, Inc.	2.57%
Delta Air Lines, Inc.	2.49%
Expedia Group, Inc.	2.47%
United Airlines Holdings, Inc.	2.37%
Royal Caribbean Cruises Ltd.	2.16%
Host Hotels & Resorts, Inc.	2.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	3.51%
Arista Networks, Inc.	3.34%
Super Micro Computer, Inc.	2.98%
Monolithic Power Systems, Inc.	2.61%
Uber Technologies, Inc.	2.57%
Delta Air Lines, Inc.	2.49%
Expedia Group, Inc.	2.47%
United Airlines Holdings, Inc.	2.37%
Royal Caribbean Cruises Ltd.	2.16%
Host Hotels & Resorts, Inc.	2.08%
* Excluding money market fund holdings, if any.

C000101128 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Value with Momentum ETF
Class Name	Invesco S&P 500 Value with Momentum ETF
Trading Symbol	SPVM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Value with Momentum ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Value with Momentum ETF	$21	0.39%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[65],[66]
Net Assets	$ 76,903,827
Holdings Count | Holding	103
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$76,903,827
Total number of portfolio holdings	103
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
General Motors Co.	3.08%
Hewlett Packard Enterprise Co.	2.33%
Invesco Ltd.	2.27%
United Airlines Holdings, Inc.	1.90%
Warner Bros. Discovery, Inc.	1.89%
Mohawk Industries, Inc.	1.74%
Citigroup, Inc.	1.69%
Paramount Skydance Corp.	1.61%
Citizens Financial Group, Inc.	1.53%
Universal Health Services, Inc., Class B	1.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
General Motors Co.	3.08%
Hewlett Packard Enterprise Co.	2.33%
Invesco Ltd.	2.27%
United Airlines Holdings, Inc.	1.90%
Warner Bros. Discovery, Inc.	1.89%
Mohawk Industries, Inc.	1.74%
Citigroup, Inc.	1.69%
Paramount Skydance Corp.	1.61%
Citizens Financial Group, Inc.	1.53%
Universal Health Services, Inc., Class B	1.52%
* Excluding money market fund holdings, if any.

C000197604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Real Estate ETF
Class Name	Invesco S&P 500® Equal Weight Real Estate ETF
Trading Symbol	RSPR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Real Estate ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Real Estate ETF	$20	0.40%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[67]
Net Assets	$ 112,235,249
Holdings Count | Holding	32
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$112,235,249
Total number of portfolio holdings	32
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Prologis, Inc.	3.79%
Equinix, Inc.	3.68%
Welltower, Inc.	3.66%
Ventas, Inc.	3.62%
Iron Mountain, Inc.	3.59%
Healthpeak Properties, Inc.	3.39%
SBA Communications Corp., Class A	3.36%
Simon Property Group, Inc.	3.33%
Digital Realty Trust, Inc.	3.33%
Realty Income Corp.	3.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Prologis, Inc.	3.79%
Equinix, Inc.	3.68%
Welltower, Inc.	3.66%
Ventas, Inc.	3.62%
Iron Mountain, Inc.	3.59%
Healthpeak Properties, Inc.	3.39%
SBA Communications Corp., Class A	3.36%
Simon Property Group, Inc.	3.33%
Digital Realty Trust, Inc.	3.33%
Realty Income Corp.	3.31%
* Excluding money market fund holdings, if any.

C000197605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Technology ETF
Class Name	Invesco S&P 500® Equal Weight Technology ETF
Trading Symbol	RSPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Technology ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Technology ETF	$24	0.40%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.40%	[68]
Net Assets	$ 4,200,749,230
Holdings Count | Holding	71
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$4,200,749,230
Total number of portfolio holdings	71
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Intel Corp.	2.16%
Advanced Micro Devices, Inc.	2.15%
Micron Technology, Inc.	2.14%
Western Digital Corp.	2.12%
Teradyne, Inc.	2.07%
Lam Research Corp.	1.96%
Applied Materials, Inc.	1.91%
Seagate Technology Holdings PLC	1.77%
First Solar, Inc.	1.75%
Dell Technologies, Inc., Class C	1.74%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Intel Corp.	2.16%
Advanced Micro Devices, Inc.	2.15%
Micron Technology, Inc.	2.14%
Western Digital Corp.	2.12%
Teradyne, Inc.	2.07%
Lam Research Corp.	1.96%
Applied Materials, Inc.	1.91%
Seagate Technology Holdings PLC	1.77%
First Solar, Inc.	1.75%
Dell Technologies, Inc., Class C	1.74%
* Excluding money market fund holdings, if any.

C000197606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Utilities ETF
Class Name	Invesco S&P 500® Equal Weight Utilities ETF
Trading Symbol	RSPU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Utilities ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Utilities ETF	$21	0.40%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[69]
Net Assets	$ 513,872,298
Holdings Count | Holding	34
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$513,872,298
Total number of portfolio holdings	34
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Constellation Energy Corp.	3.63%
Eversource Energy	3.55%
NextEra Energy, Inc.	3.53%
Xcel Energy, Inc.	3.46%
Sempra	3.45%
American Electric Power Co., Inc.	3.42%
AES Corp. (The)	3.36%
Entergy Corp.	3.35%
Evergy, Inc.	3.30%
NRG Energy, Inc.	3.28%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Constellation Energy Corp.	3.63%
Eversource Energy	3.55%
NextEra Energy, Inc.	3.53%
Xcel Energy, Inc.	3.46%
Sempra	3.45%
American Electric Power Co., Inc.	3.42%
AES Corp. (The)	3.36%
Entergy Corp.	3.35%
Evergy, Inc.	3.30%
NRG Energy, Inc.	3.28%
* Excluding money market fund holdings, if any.

C000197607 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Pure Growth ETF
Class Name	Invesco S&P 500® Pure Growth ETF
Trading Symbol	RPG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Pure Growth ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Pure Growth ETF	$20	0.35%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.35%	[70]
Net Assets	$ 1,683,873,711
Holdings Count | Holding	97
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,683,873,711
Total number of portfolio holdings	97
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	3.24%
NVIDIA Corp.	2.47%
Arista Networks, Inc.	2.33%
Vistra Corp.	2.27%
Royal Caribbean Cruises Ltd.	2.17%
Howmet Aerospace, Inc.	2.11%
Carnival Corp.	2.11%
Quanta Services, Inc.	1.89%
United Airlines Holdings, Inc.	1.85%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	3.24%
NVIDIA Corp.	2.47%
Arista Networks, Inc.	2.33%
Vistra Corp.	2.27%
Royal Caribbean Cruises Ltd.	2.17%
Howmet Aerospace, Inc.	2.11%
Carnival Corp.	2.11%
Quanta Services, Inc.	1.89%
United Airlines Holdings, Inc.	1.85%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.

C000197608 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Pure Value ETF
Class Name	Invesco S&P 500® Pure Value ETF
Trading Symbol	RPV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Pure Value ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Pure Value ETF	$19	0.35%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[71]
Net Assets	$ 1,365,957,306
Holdings Count | Holding	106
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,365,957,306
Total number of portfolio holdings	106
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	3.69%
General Motors Co.	3.35%
Ford Motor Co.	3.11%
Warner Bros. Discovery, Inc.	2.86%
Archer-Daniels-Midland Co.	2.57%
Bunge Global S.A.	2.49%
Paramount Skydance Corp.	2.41%
Valero Energy Corp.	2.32%
Citigroup, Inc.	2.03%
Mosaic Co. (The)	1.97%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	3.69%
General Motors Co.	3.35%
Ford Motor Co.	3.11%
Warner Bros. Discovery, Inc.	2.86%
Archer-Daniels-Midland Co.	2.57%
Bunge Global S.A.	2.49%
Paramount Skydance Corp.	2.41%
Valero Energy Corp.	2.32%
Citigroup, Inc.	2.03%
Mosaic Co. (The)	1.97%
* Excluding money market fund holdings, if any.

C000197609 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Top 50 ETF
Class Name	Invesco S&P 500® Top 50 ETF
Trading Symbol	XLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Top 50 ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Top 50 ETF	$12	0.20%
*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.20%	[72]
Net Assets	$ 11,530,262,977
Holdings Count | Holding	52
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$11,530,262,977
Total number of portfolio holdings	52
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.45%
Apple, Inc.	10.93%
Microsoft Corp.	10.48%
Amazon.com, Inc.	6.45%
Broadcom, Inc.	4.73%
Alphabet, Inc., Class A	4.45%
Meta Platforms, Inc., Class A	3.83%
Alphabet, Inc., Class C	3.58%
Tesla, Inc.	3.49%
Berkshire Hathaway, Inc., Class B	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.45%
Apple, Inc.	10.93%
Microsoft Corp.	10.48%
Amazon.com, Inc.	6.45%
Broadcom, Inc.	4.73%
Alphabet, Inc., Class A	4.45%
Meta Platforms, Inc., Class A	3.83%
Alphabet, Inc., Class C	3.58%
Tesla, Inc.	3.49%
Berkshire Hathaway, Inc., Class B	2.38%
* Excluding money market fund holdings, if any.

C000197610 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400® GARP ETF
Class Name	Invesco S&P MidCap 400® GARP ETF
Trading Symbol	GRPM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap 400® GARP ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400® GARP ETF	$19	0.35%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[73]
Net Assets	$ 440,598,323
Holdings Count | Holding	62
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$440,598,323
Total number of portfolio holdings	62
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.90%
Celsius Holdings, Inc.	3.78%
Medpace Holdings, Inc.	3.44%
Rambus, Inc.	3.40%
AppFolio, Inc., Class A	2.58%
Fabrinet	2.56%
RenaissanceRe Holdings Ltd.	2.34%
AAON, Inc.	2.32%
Hyatt Hotels Corp., Class A	2.28%
Halozyme Therapeutics, Inc.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.90%
Celsius Holdings, Inc.	3.78%
Medpace Holdings, Inc.	3.44%
Rambus, Inc.	3.40%
AppFolio, Inc., Class A	2.58%
Fabrinet	2.56%
RenaissanceRe Holdings Ltd.	2.34%
AAON, Inc.	2.32%
Hyatt Hotels Corp., Class A	2.28%
Halozyme Therapeutics, Inc.	2.25%
* Excluding money market fund holdings, if any.

C000197611 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400® Pure Growth ETF
Class Name	Invesco S&P MidCap 400® Pure Growth ETF
Trading Symbol	RFG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Growth ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400® Pure Growth ETF	$19	0.35%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[74]
Net Assets	$ 291,598,765
Holdings Count | Holding	98
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$291,598,765
Total number of portfolio holdings	98
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	4.06%
Roivant Sciences Ltd.	3.59%
Carpenter Technology Corp.	3.13%
Hims & Hers Health, Inc.	2.42%
Valaris Ltd.	2.37%
ATI, Inc.	1.86%
Medpace Holdings, Inc.	1.81%
MasTec, Inc.	1.72%
Twilio, Inc., Class A	1.51%
Exelixis, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	4.06%
Roivant Sciences Ltd.	3.59%
Carpenter Technology Corp.	3.13%
Hims & Hers Health, Inc.	2.42%
Valaris Ltd.	2.37%
ATI, Inc.	1.86%
Medpace Holdings, Inc.	1.81%
MasTec, Inc.	1.72%
Twilio, Inc., Class A	1.51%
Exelixis, Inc.	1.50%
* Excluding money market fund holdings, if any.

C000197612 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400® Pure Value ETF
Class Name	Invesco S&P MidCap 400® Pure Value ETF
Trading Symbol	RFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Value ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400® Pure Value ETF	$19	0.35%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[75]
Net Assets	$ 277,956,104
Holdings Count | Holding	84
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$277,956,104
Total number of portfolio holdings	84
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
HF Sinclair Corp.	4.39%
PBF Energy, Inc., Class A	3.72%
TD SYNNEX Corp.	3.36%
Macy's, Inc.	3.33%
Concentrix Corp.	3.29%
Cleveland-Cliffs, Inc.	3.16%
Lear Corp.	2.88%
Avnet, Inc.	2.73%
Arrow Electronics, Inc.	2.61%
Goodyear Tire & Rubber Co. (The)	2.26%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
HF Sinclair Corp.	4.39%
PBF Energy, Inc., Class A	3.72%
TD SYNNEX Corp.	3.36%
Macy's, Inc.	3.33%
Concentrix Corp.	3.29%
Cleveland-Cliffs, Inc.	3.16%
Lear Corp.	2.88%
Avnet, Inc.	2.73%
Arrow Electronics, Inc.	2.61%
Goodyear Tire & Rubber Co. (The)	2.26%
* Excluding money market fund holdings, if any.

C000197614 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Class Name	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Trading Symbol	RSPD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Discretionary ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	$22	0.40%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[76]
Net Assets	$ 213,973,381
Holdings Count | Holding	51
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$213,973,381
Total number of portfolio holdings	51
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Tesla, Inc.	2.80%
General Motors Co.	2.57%
Ford Motor Co.	2.46%
Las Vegas Sands Corp.	2.33%
Best Buy Co., Inc.	2.29%
Ross Stores, Inc.	2.27%
Amazon.com, Inc.	2.27%
Tapestry, Inc.	2.23%
lululemon athletica, Inc.	2.22%
Airbnb, Inc., Class A	2.19%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tesla, Inc.	2.80%
General Motors Co.	2.57%
Ford Motor Co.	2.46%
Las Vegas Sands Corp.	2.33%
Best Buy Co., Inc.	2.29%
Ross Stores, Inc.	2.27%
Amazon.com, Inc.	2.27%
Tapestry, Inc.	2.23%
lululemon athletica, Inc.	2.22%
Airbnb, Inc., Class A	2.19%
* Excluding money market fund holdings, if any.

C000197615 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600® Pure Growth ETF
Class Name	Invesco S&P SmallCap 600® Pure Growth ETF
Trading Symbol	RZG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Growth ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600® Pure Growth ETF	$19	0.35%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[77]
Net Assets	$ 103,864,678
Holdings Count | Holding	140
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$103,864,678
Total number of portfolio holdings	140
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Protagonist Therapeutics, Inc.	2.68%
InterDigital, Inc.	2.47%
DXP Enterprises, Inc.	1.91%
Powell Industries, Inc.	1.88%
Acadian Asset Management, Inc.	1.74%
Corcept Therapeutics, Inc.	1.57%
TG Therapeutics, Inc.	1.49%
Sterling Infrastructure, Inc.	1.48%
Veracyte, Inc.	1.48%
Krystal Biotech, Inc.	1.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Protagonist Therapeutics, Inc.	2.68%
InterDigital, Inc.	2.47%
DXP Enterprises, Inc.	1.91%
Powell Industries, Inc.	1.88%
Acadian Asset Management, Inc.	1.74%
Corcept Therapeutics, Inc.	1.57%
TG Therapeutics, Inc.	1.49%
Sterling Infrastructure, Inc.	1.48%
Veracyte, Inc.	1.48%
Krystal Biotech, Inc.	1.37%
* Excluding money market fund holdings, if any.

C000197616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600® Pure Value ETF
Class Name	Invesco S&P SmallCap 600® Pure Value ETF
Trading Symbol	RZV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Value ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600® Pure Value ETF	$20	0.35%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.35%	[78]
Net Assets	$ 221,586,065
Holdings Count | Holding	144
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$221,586,065
Total number of portfolio holdings	144
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Viasat, Inc.	5.54%
Par Pacific Holdings, Inc.	3.83%
Dana, Inc.	2.02%
Kohl's Corp.	1.86%
Adient PLC	1.86%
National Vision Holdings, Inc.	1.77%
United Natural Foods, Inc.	1.76%
Topgolf Callaway Brands Corp.	1.70%
Enviri Corp.	1.67%
Lincoln National Corp.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Viasat, Inc.	5.54%
Par Pacific Holdings, Inc.	3.83%
Dana, Inc.	2.02%
Kohl's Corp.	1.86%
Adient PLC	1.86%
National Vision Holdings, Inc.	1.77%
United Natural Foods, Inc.	1.76%
Topgolf Callaway Brands Corp.	1.70%
Enviri Corp.	1.67%
Lincoln National Corp.	1.64%
* Excluding money market fund holdings, if any.

C000197618 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dow Jones Industrial Average Dividend ETF
Class Name	Invesco Dow Jones Industrial Average Dividend ETF
Trading Symbol	DJD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dow Jones Industrial Average Dividend ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dow Jones Industrial Average Dividend ETF	$4	0.07%
*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[79]
Net Assets	$ 358,000,647
Holdings Count | Holding	28
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$358,000,647
Total number of portfolio holdings	28
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc.	9.89%
Chevron Corp.	7.17%
Merck & Co., Inc.	6.96%
Amgen, Inc.	6.26%
International Business Machines Corp.	5.80%
Johnson & Johnson	5.31%
Coca-Cola Co. (The)	5.04%
UnitedHealth Group, Inc.	4.72%
Cisco Systems, Inc.	4.39%
Procter & Gamble Co. (The)	4.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Verizon Communications, Inc.	9.89%
Chevron Corp.	7.17%
Merck & Co., Inc.	6.96%
Amgen, Inc.	6.26%
International Business Machines Corp.	5.80%
Johnson & Johnson	5.31%
Coca-Cola Co. (The)	5.04%
UnitedHealth Group, Inc.	4.72%
Cisco Systems, Inc.	4.39%
Procter & Gamble Co. (The)	4.33%
* Excluding money market fund holdings, if any.

C000197620 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Zacks Mid-Cap ETF
Class Name	Invesco Zacks Mid-Cap ETF
Trading Symbol	CZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Zacks Mid-Cap ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Zacks Mid-Cap ETF	$36	0.69%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[80]
Net Assets	$ 181,602,799
Holdings Count | Holding	103
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$181,602,799
Total number of portfolio holdings	103
Portfolio turnover rate	62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Agilent Technologies, Inc.	2.30%
Las Vegas Sands Corp.	2.21%
IQVIA Holdings, Inc.	2.08%
Xylem, Inc.	1.98%
Prudential Financial, Inc.	1.98%
Otis Worldwide Corp.	1.94%
GE HealthCare Technologies, Inc.	1.92%
DuPont de Nemours, Inc.	1.91%
Hartford Insurance Group, Inc. (The)	1.86%
Consolidated Edison, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Agilent Technologies, Inc.	2.30%
Las Vegas Sands Corp.	2.21%
IQVIA Holdings, Inc.	2.08%
Xylem, Inc.	1.98%
Prudential Financial, Inc.	1.98%
Otis Worldwide Corp.	1.94%
GE HealthCare Technologies, Inc.	1.92%
DuPont de Nemours, Inc.	1.91%
Hartford Insurance Group, Inc. (The)	1.86%
Consolidated Edison, Inc.	1.84%
* Excluding money market fund holdings, if any.

C000197621 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Zacks Multi-Asset Income ETF
Class Name	Invesco Zacks Multi-Asset Income ETF
Trading Symbol	CVY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Zacks Multi-Asset Income ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Zacks Multi-Asset Income ETF	$38	0.72%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[81]
Net Assets	$ 111,834,478
Holdings Count | Holding	152
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$111,834,478
Total number of portfolio holdings	152
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Halliburton Co.	1.23%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.13%
Tenaris S.A., ADR	1.13%
Nuveen Preferred & Income Opportunities Fund	1.12%
Ventas, Inc.	1.11%
Peabody Energy Corp.	1.11%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.11%
Wells Fargo & Co.	1.11%
Banco Bilbao Vizcaya Argentaria S.A., ADR	1.10%
Black Stone Minerals L.P.	1.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Halliburton Co.	1.23%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.13%
Tenaris S.A., ADR	1.13%
Nuveen Preferred & Income Opportunities Fund	1.12%
Ventas, Inc.	1.11%
Peabody Energy Corp.	1.11%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.11%
Wells Fargo & Co.	1.11%
Banco Bilbao Vizcaya Argentaria S.A., ADR	1.10%
Black Stone Minerals L.P.	1.10%
* Excluding money market fund holdings, if any.

C000197622 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg Analyst Rating Improvers ETF
Class Name	Invesco Bloomberg Analyst Rating Improvers ETF
Trading Symbol	UPGD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Bloomberg Analyst Rating Improvers ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg Analyst Rating Improvers ETF	$21	0.40%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[82]
Net Assets	$ 108,992,375
Holdings Count | Holding	53
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$108,992,375
Total number of portfolio holdings	53
Portfolio turnover rate	93%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Caterpillar, Inc.	2.74%
Cloudflare, Inc., Class A	2.61%
Palantir Technologies, Inc., Class A	2.56%
C.H. Robinson Worldwide, Inc.	2.54%
International Business Machines Corp.	2.53%
Fair Isaac Corp.	2.46%
Zoom Communications, Inc., Class A	2.41%
Waters Corp.	2.35%
Cummins, Inc.	2.20%
NetApp, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Caterpillar, Inc.	2.74%
Cloudflare, Inc., Class A	2.61%
Palantir Technologies, Inc., Class A	2.56%
C.H. Robinson Worldwide, Inc.	2.54%
International Business Machines Corp.	2.53%
Fair Isaac Corp.	2.46%
Zoom Communications, Inc., Class A	2.41%
Waters Corp.	2.35%
Cummins, Inc.	2.20%
NetApp, Inc.	2.17%
* Excluding money market fund holdings, if any.

C000197623 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Spin-Off ETF
Class Name	Invesco S&P Spin-Off ETF
Trading Symbol	CSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P Spin-Off ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Spin-Off ETF	$38	0.65%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.65%	[83],[84]
Net Assets	$ 80,918,956
Holdings Count | Holding	30
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$80,918,956
Total number of portfolio holdings	30
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Sandisk Corp.	8.37%
Constellation Energy Corp.	7.57%
GE HealthCare Technologies, Inc.	6.92%
GE Vernova, Inc.	5.54%
Everus Construction Group, Inc.	4.90%
Crane Co.	4.80%
Veralto Corp.	4.75%
Solventum Corp.	4.42%
Millrose Properties, Inc.	4.40%
Ralliant Corp.	4.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sandisk Corp.	8.37%
Constellation Energy Corp.	7.57%
GE HealthCare Technologies, Inc.	6.92%
GE Vernova, Inc.	5.54%
Everus Construction Group, Inc.	4.90%
Crane Co.	4.80%
Veralto Corp.	4.75%
Solventum Corp.	4.42%
Millrose Properties, Inc.	4.40%
Ralliant Corp.	4.33%
* Excluding money market fund holdings, if any.

C000197625 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Consumer Staples ETF
Class Name	Invesco S&P 500® Equal Weight Consumer Staples ETF
Trading Symbol	RSPS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Staples ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Consumer Staples ETF	$20	0.40%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[85]
Net Assets	$ 227,510,639
Holdings Count | Holding	39
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$227,510,639
Total number of portfolio holdings	39
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bunge Global S.A.	3.24%
Estee Lauder Cos., Inc. (The), Class A	3.12%
Lamb Weston Holdings, Inc.	3.11%
Monster Beverage Corp.	3.00%
Kellanova	2.96%
PepsiCo, Inc.	2.89%
Target Corp.	2.88%
Coca-Cola Co. (The)	2.86%
Walmart, Inc.	2.84%
Dollar Tree, Inc.	2.83%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Bunge Global S.A.	3.24%
Estee Lauder Cos., Inc. (The), Class A	3.12%
Lamb Weston Holdings, Inc.	3.11%
Monster Beverage Corp.	3.00%
Kellanova	2.96%
PepsiCo, Inc.	2.89%
Target Corp.	2.88%
Coca-Cola Co. (The)	2.86%
Walmart, Inc.	2.84%
Dollar Tree, Inc.	2.83%
* Excluding money market fund holdings, if any.

C000197627 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Energy ETF
Class Name	Invesco S&P 500® Equal Weight Energy ETF
Trading Symbol	RSPG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Energy ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Energy ETF	$21	0.40%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[86]
Net Assets	$ 403,238,532
Holdings Count | Holding	23
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$403,238,532
Total number of portfolio holdings	23
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Halliburton Co.	5.41%
Marathon Petroleum Corp.	4.89%
Expand Energy Corp.	4.88%
Valero Energy Corp.	4.87%
EQT Corp.	4.77%
Phillips 66 Co.	4.72%
Baker Hughes Co., Class A	4.70%
Diamondback Energy, Inc.	4.67%
Exxon Mobil Corp.	4.63%
Texas Pacific Land Corp.	4.58%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Halliburton Co.	5.41%
Marathon Petroleum Corp.	4.89%
Expand Energy Corp.	4.88%
Valero Energy Corp.	4.87%
EQT Corp.	4.77%
Phillips 66 Co.	4.72%
Baker Hughes Co., Class A	4.70%
Diamondback Energy, Inc.	4.67%
Exxon Mobil Corp.	4.63%
Texas Pacific Land Corp.	4.58%
* Excluding money market fund holdings, if any.

C000197628 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight ETF
Class Name	Invesco S&P 500® Equal Weight ETF
Trading Symbol	RSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight ETF	$11	0.20%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[87]
Net Assets	$ 72,885,032,690
Holdings Count | Holding	507
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$72,885,032,690
Total number of portfolio holdings	507
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Warner Bros. Discovery, Inc.	0.36%
Intel Corp.	0.32%
Advanced Micro Devices, Inc.	0.32%
Micron Technology, Inc.	0.32%
Western Digital Corp.	0.31%
Teradyne, Inc.	0.31%
Lam Research Corp.	0.29%
Applied Materials, Inc.	0.28%
Caterpillar, Inc.	0.27%
Albemarle Corp.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Warner Bros. Discovery, Inc.	0.36%
Intel Corp.	0.32%
Advanced Micro Devices, Inc.	0.32%
Micron Technology, Inc.	0.32%
Western Digital Corp.	0.31%
Teradyne, Inc.	0.31%
Lam Research Corp.	0.29%
Applied Materials, Inc.	0.28%
Caterpillar, Inc.	0.27%
Albemarle Corp.	0.27%
* Excluding money market fund holdings, if any.

C000197629 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Financials ETF
Class Name	Invesco S&P 500® Equal Weight Financials ETF
Trading Symbol	RSPF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Financials ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Financials ETF	$21	0.40%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[88]
Net Assets	$ 308,452,246
Holdings Count | Holding	78
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$308,452,246
Total number of portfolio holdings	78
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Robinhood Markets, Inc., Class A	1.72%
Interactive Brokers Group, Inc., Class A	1.55%
American Express Co.	1.54%
Coinbase Global, Inc., Class A	1.50%
Wells Fargo & Co.	1.49%
Invesco Ltd.	1.48%
Bank of America Corp.	1.47%
Morgan Stanley	1.47%
PayPal Holdings, Inc.	1.46%
Principal Financial Group, Inc.	1.45%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Robinhood Markets, Inc., Class A	1.72%
Interactive Brokers Group, Inc., Class A	1.55%
American Express Co.	1.54%
Coinbase Global, Inc., Class A	1.50%
Wells Fargo & Co.	1.49%
Invesco Ltd.	1.48%
Bank of America Corp.	1.47%
Morgan Stanley	1.47%
PayPal Holdings, Inc.	1.46%
Principal Financial Group, Inc.	1.45%
* Excluding money market fund holdings, if any.

C000197630 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Health Care ETF
Class Name	Invesco S&P 500® Equal Weight Health Care ETF
Trading Symbol	RSPH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Health Care ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Health Care ETF	$21	0.40%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[89]
Net Assets	$ 716,038,536
Holdings Count | Holding	63
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$716,038,536
Total number of portfolio holdings	63
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Cardinal Health, Inc.	2.04%
Bio-Techne Corp.	1.96%
Waters Corp.	1.91%
Thermo Fisher Scientific, Inc.	1.90%
Intuitive Surgical, Inc.	1.90%
Agilent Technologies, Inc.	1.88%
IQVIA Holdings, Inc.	1.88%
Charles River Laboratories International, Inc.	1.88%
Regeneron Pharmaceuticals, Inc.	1.87%
Universal Health Services, Inc., Class B	1.86%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cardinal Health, Inc.	2.04%
Bio-Techne Corp.	1.96%
Waters Corp.	1.91%
Thermo Fisher Scientific, Inc.	1.90%
Intuitive Surgical, Inc.	1.90%
Agilent Technologies, Inc.	1.88%
IQVIA Holdings, Inc.	1.88%
Charles River Laboratories International, Inc.	1.88%
Regeneron Pharmaceuticals, Inc.	1.87%
Universal Health Services, Inc., Class B	1.86%
* Excluding money market fund holdings, if any.

C000197631 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Industrials ETF
Class Name	Invesco S&P 500® Equal Weight Industrials ETF
Trading Symbol	RSPN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Industrials ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Industrials ETF	$22	0.40%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[90]
Net Assets	$ 685,397,664
Holdings Count | Holding	80
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$685,397,664
Total number of portfolio holdings	80
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Caterpillar, Inc.	1.71%
J.B. Hunt Transport Services, Inc.	1.55%
C.H. Robinson Worldwide, Inc.	1.52%
Huntington Ingalls Industries, Inc.	1.49%
RTX Corp.	1.44%
Quanta Services, Inc.	1.44%
United Parcel Service, Inc., Class B	1.44%
FedEx Corp.	1.41%
CSX Corp.	1.41%
Howmet Aerospace, Inc.	1.41%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Caterpillar, Inc.	1.71%
J.B. Hunt Transport Services, Inc.	1.55%
C.H. Robinson Worldwide, Inc.	1.52%
Huntington Ingalls Industries, Inc.	1.49%
RTX Corp.	1.44%
Quanta Services, Inc.	1.44%
United Parcel Service, Inc., Class B	1.44%
FedEx Corp.	1.41%
CSX Corp.	1.41%
Howmet Aerospace, Inc.	1.41%
* Excluding money market fund holdings, if any.

C000197632 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Materials ETF
Class Name	Invesco S&P 500® Equal Weight Materials ETF
Trading Symbol	RSPM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Materials ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Materials ETF	$21	0.40%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[91]
Net Assets	$ 146,624,705
Holdings Count | Holding	28
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$146,624,705
Total number of portfolio holdings	28
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Albemarle Corp.	5.20%
Steel Dynamics, Inc.	4.58%
DuPont de Nemours, Inc.	4.16%
Avery Dennison Corp.	4.12%
Nucor Corp.	4.10%
Newmont Corp.	4.01%
Dow, Inc.	3.88%
Martin Marietta Materials, Inc.	3.86%
Vulcan Materials Co.	3.81%
International Flavors & Fragrances, Inc.	3.79%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Albemarle Corp.	5.20%
Steel Dynamics, Inc.	4.58%
DuPont de Nemours, Inc.	4.16%
Avery Dennison Corp.	4.12%
Nucor Corp.	4.10%
Newmont Corp.	4.01%
Dow, Inc.	3.88%
Martin Marietta Materials, Inc.	3.86%
Vulcan Materials Co.	3.81%
International Flavors & Fragrances, Inc.	3.79%
* Excluding money market fund holdings, if any.

C000205462 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Communication Services ETF
Class Name	Invesco S&P 500® Equal Weight Communication Services ETF
Trading Symbol	RSPC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Communication Services ETF (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Communication Services ETF	$22	0.40%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[92]
Net Assets	$ 73,375,759
Holdings Count | Holding	28
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$73,375,759
Total number of portfolio holdings	28
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Warner Bros. Discovery, Inc.	8.08%
Electronic Arts, Inc.	5.30%
Trade Desk, Inc. (The), Class A	4.92%
Take-Two Interactive Software, Inc.	4.74%
Paramount Skydance Corp.	4.60%
Frontier Communications Parent, Inc.	4.56%
Interpublic Group of Cos., Inc. (The)	4.46%
Omnicom Group, Inc.	4.45%
Walt Disney Co. (The)	4.39%
TKO Group Holdings, Inc.	4.36%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Warner Bros. Discovery, Inc.	8.08%
Electronic Arts, Inc.	5.30%
Trade Desk, Inc. (The), Class A	4.92%
Take-Two Interactive Software, Inc.	4.74%
Paramount Skydance Corp.	4.60%
Frontier Communications Parent, Inc.	4.56%
Interpublic Group of Cos., Inc. (The)	4.46%
Omnicom Group, Inc.	4.45%
Walt Disney Co. (The)	4.39%
TKO Group Holdings, Inc.	4.36%
* Excluding money market fund holdings, if any.

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